Fair Value Measurements (Financial Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs) (Details) (Acquisition-Related Contingent Consideration [Member], Significant Unobservable Inputs (Level 3) [Member], USD $)
In Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Acquisition-Related Contingent Consideration [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial liabilities measured at fair value on a recurring basis, beginning balance	$ (16,192)	$ (59,360)	$ (16,050)	$ (58,470)
Amounts (acquired) sold / (issued) settled, net	414		(413)
Changes in fair value recorded in earnings	6,545	(230)	7,230	(1,120)
Financial liabilities measured at fair value on a recurring basis, ending balance	$ (9,233)	$ (59,590)	$ (9,233)	$ (59,590)